Equity Accounted Investees - Additional Information (Detail) € / shares in Units, € in Millions, $ in Millions, $ in Millions					4 Months Ended	8 Months Ended	12 Months Ended
	Sep. 18, 2017 € / shares shares	Jun. 25, 2017 MXN ($)	Mar. 28, 2017 MXN ($)	Apr. 30, 2010	Dec. 31, 2017 MXN ($)	Aug. 31, 2017	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 EUR (€)	Apr. 19, 2019 EUR (€)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution					$ 3,348		$ 3,348		$ 3,348					$ 171
Other changes in equity											$ (485)
Amortisation expense related to net income attributable to equity holders							1,913		1,259		1,016
Net income corresponding to the immaterial associates							44		235		31
Net income (loss) corresponding to the immaterial joint ventures							(270)		(175)		116
Promotora Mexicana de Embotelladores, S.A. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received									17
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution					349				$ 349
Compania Panamena de Bebidas, S.A.P.I. de C.V. [member] | Other expense [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Impairment loss on investments							$ 432
Leao Alimentos e Bebidas, LTDA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Ownership Percentage							24.70%	24.70%	24.70%	24.70%
Leao Alimentos e Bebidas, LTDA [member] | Spal Industria Brasileria de Bebidas, S.A.[member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Percentage of interests divested in associate		3.05%
Other changes in equity		$ 198
Industria Envasadora de Quertaro, S.A. de C.V. (IEQSA) [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received							$ 8		$ 16
Promotora Industrial Azucarera, S.A. de C.V. ("PIASA") [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution					$ 182		$ 146		$ 182
Ownership Percentage							36.40%	36.40%	36.40%	36.40%
Heineken [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Dividends received							$ 2,388		$ 3,250		$ 3,263
Ownership Percentage				20.00%	14.80%	20.00%	14.76%	14.76%	14.76%	14.76%	20.00%	20.00%
Portion of investment sold	5.20%
Equity income recognized from ownership interest, net of tax							$ 6,478		$ 7,847		$ 6,342
Amortisation expense related to net income attributable to equity holders							$ 6,320	€ 281	7,656	€ 357	$ 6,430	€ 308
Heineken Company [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Ownership Percentage							8.63%	8.63%
Number of shares sold | shares	22,485,000
Share price | € / shares	€ 84.50
Fair value of investments in accociates representing 20% of its outstanding shares					$ 170,517		$ 145,177		$ 170,517							€ 6,441	€ 7,234
Heineken Company [member] | Actuarial assumption of retirement age [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Fair value of investment in joint ventures | €													€ 7,930
Heineken Holding N.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Ownership Percentage							12.26%	12.26%
Number of shares sold | shares	7,700,000
Share price | € / shares	€ 78.00
Jugos del Valle, S.A.P.I. de C.V. [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capital contribution							$ 73
Ownership Percentage							26.30%	26.30%	26.30%	26.30%
UBI 3 Participacoes, LTDA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Capitalization of borrowing costs							$ 333
Ownership Percentage							26.00%	26.00%	26.00%	26.00%
AdeS [member] | Coca-Cola FEMSA [member]
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Other changes in equity			$ 587

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3